UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Communications Fund
	Shares	Value ($)
Common Stocks 94.0%
Communications Equipment 3.9%
Cisco Systems, Inc.	70,000	1,639,400
QUALCOMM, Inc.	40,000	2,694,400
Telefonaktiebolaget LM Ericsson "B"	50,000	665,961

		4,999,761
Computers & Peripherals 1.5%
Apple, Inc.	4,000	1,907,000
Media 12.7%
Comcast Corp. "A"	160,000	7,224,000
Liberty Global PLC "A"*	60,000	4,761,000
Time Warner Cable, Inc.	40,000	4,464,000

		16,449,000
National Carriers 45.8%
AT&T, Inc.	360,000	12,175,200
BCE, Inc. (a)	30,000	1,282,074
BT Group PLC	950,000	5,263,913
CenturyLink, Inc. (a)	100,000	3,138,000
Deutsche Telekom AG (Registered)	490,000	7,107,300
Singapore Telecommunications Ltd.	700,000	2,093,597
Swisscom AG (Registered)	3,300	1,587,825
TDC AS	150,000	1,269,069
Telecom Italia SpA (RSP)	300,000	199,002
Telefonica SA*	370,000	5,782,759
Telenor ASA	50,000	1,142,776
TELUS Corp.	30,000	994,321
Verizon Communications, Inc.	335,000	15,631,100
Ziggo NV	40,000	1,620,558

		59,287,494
Semiconductors 1.8%
ARM Holdings PLC	150,000	2,401,597
Wireless Services 28.3%
America Movil SAB de CV "L" (ADR) (a)	20,000	396,200
Crown Castle International Corp.*	60,000	4,381,800
Millicom International Cellular SA (SDR)	5,000	441,926
SBA Communications Corp. "A"* (a)	50,000	4,023,000
SOFTBANK Corp.	70,000	4,864,815
Sprint Corp.* (a)	375,000	2,328,750
T-Mobile U.S., Inc.*	15,000	389,550
Vodafone Group PLC	5,600,000	19,746,871

		36,572,912

Total Common Stocks (Cost $106,489,198)		121,617,764
Securities Lending Collateral 4.4%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $5,749,494)	5,749,494	5,749,494

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $112,238,692) †	98.4	127,367,258
Notes Payable	(1.5)	(1,950,000)
Other Assets and Liabilities, Net	3.1	3,983,357

Net Assets	100.0	129,400,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $112,238,692.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $15,128,566.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,137,585 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,009,019.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $5,561,749, which is 4.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

NASDAQ 100 E-Mini Index	USD	12/20/2013	40	2,567,200	30,238
S&P 500 E-Mini Index	USD	12/20/2013	80	6,697,200	(30,565)
Total net unrealized depreciation					(327)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$4,333,800	$665,961	$—	$4,999,761
Computers & Peripherals	1,907,000	—	—	1,907,000
Media	16,449,000	—	—	16,449,000
National Carriers	33,220,695	26,066,799	—	59,287,494
Semiconductors	—	2,401,597	—	2,401,597
Wireless Services	11,519,300	25,053,612	—	36,572,912
Other Receivable **	—	—	1,319,330	1,319,330
Short-Term Investments (d)	5,749,494	—	—	5,749,494
Derivatives (e)
Futures Contracts	30,238	—	—	$30,238
Total	$73,209,527	$54,187,969	$1,319,330	$128,716,826
Liabilities
Derivatives (e)
Futures Contracts	$(30,565)	$—	$—	$(30,565)
Total	$(30,565)	$—	$—	$(30,565)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:
Other Receivable**
Balance as of December 31, 2012	$1,319,330
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2013	$1,319,330
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2013	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure about Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input
Other Receivable**	$1,319,330	Estimated Recovery Value based on Bankruptcy Trustee Document	Recovery Value – 11.5% Discount for Lack of Marketability – 10%

**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Qualitative disclosure about unobservable inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s holdings in other receivables are the estimated recovery value based on the Lehman Bankruptcy Trustee document with a discount for lack of marketability.  A significant change in the estimate of the Fund’s recovery could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(327)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013